Trade payables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	$ 6,299	$ 6,082
Third Parties In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	4,352	3,657
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,928	2,409
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 19	$ 16